Warrant liabilities	12 Months Ended
Dec. 31, 2022
Warrant liabilities
Warrant liabilities

21Warrant liabilities

Warrants recorded as a liability

The following warrants are in issue but not exercised:

	December 31, 2022	December 31, 2021
	Number	Number
Public Warrants	15,264,935	15,265,146
Mudrick Warrants	4,000,000	4,000,000
MWC Options	—	2,000,000
Outstanding, end of period	19,264,935	21,265,146

Recorded as a liability, the following shows the change in fair value during the year ended December 31, 2022:

£ 000
January 1, 2021	—
Additions	17,801
Change in fair value recognised in profit or loss	(6,817)
Foreign exchange movements	(254)
December 31, 2021	10,730
Addition/(Disposal) of private placement warrants	—
Changes in fair value	(5,880)
Reclassification to equity	(1,010)
Foreign exchange movements	1,121
December 31 2022	4,961

21Warrant liabilities (continued)

Public warrants may only be exercised for a whole number of shares. The public warrants will expire five years from the consummation of the Business Combination or earlier upon redemption or liquidation.

Once the public warrants become exercisable, the Company may redeem the public warrants for redemption at a price of $0.01 per public warrant if the closing price of the common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period.

Each public warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share. The exercise price and number of common stock issuable upon exercise of the public warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. The public warrants will not be adjusted for issuances of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the public warrants.

On December 15, 2021 Mudrick Capital Management were issued with 4,000,000 warrants, which are exercisable for one ordinary share each, with an exercise price of $11.50 per ordinary share (subject to adjustment).

During the year ended December 31, 2022 the warrants issued to MWC were reclassified to be recorded within equity.

Warrants recorded in reserves issued to Virgin, American and Avolon

On October 29, 2021, the Company entered into the Virgin Atlantic Warrant Instrument, which provides for a warrant over 2,625,000 Ordinary Shares issued immediately after the Share Acquisition Closing. As at December 31, 2022, these warrants remained outstanding and were valued at £8,558 thousand, within other reserves, using a Black-Scholes Model with the following inputs:

Spot	$10.68
Strike	$10.00
Risk-free rate (%)	0.05
Dividend yield	—
Maximum term to exercise	4
Volatility (%)	50

Had 75% been used as an alternative yet feasible volatility input then a valuation of £11,907 thousand would have been derived as the entry to other reserves. Adjustments to the other inputs would have not derived a materially different valuation.

Immediately after the Share Acquisition Closing, the Company entered into the American Warrant Instrument and the Avolon Warrant Instrument, which provides for a warrant over 2,625,000 Ordinary Shares and 6,378,600 Ordinary Shares respectively,that were both issued and exercised immediately after the Share Acquisition Closing.

Avolon were also issued with, and exercised, 3,765,000 commercial warrants by the Company as a result of entering into a firm commitment to place 100 aircraft with a prime carrier.

21Warrant liabilities (continued)

A contract asset has not been recognised as the customer has the ability to terminate the contract without penalty and the aircraft subject to the purchase order has not yet been certified, therefore during the year ended December 31, 2021 an expense has been recognised as shown below:

American (2,625,000 warrants)	21,186
Avolon (6,378,600 warrants)	51,481
Avolon commercial (3,765,000 warrants)	30,386
Virgin (2,625,000 warrants)	8,558
111,611

No instruments of a similar nature were issued during the year ended December 31, 2022.